Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 34,625	$ 29,693
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	33,594	28,559
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,201	5,789
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Interest bearning accounts of associates payable on demand [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,822	1,601
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Bank and other financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	692	836
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Commercial paper [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,328	3,174
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Current financial debt [member] | Current portion of non-current debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	359	178
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	23,224	17,897
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Current portion of non-current debt [member]
Disclosure of financial liabilities [line items]
Financial liabilities	359	178
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Straight bonds [member]
Disclosure of financial liabilities [line items]
Financial liabilities	22,957	17,285
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Liabilities to banks and other financial institutions [member]
Disclosure of financial liabilities [line items]
Financial liabilities	539	708
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Non-current financial debt [member] | Finance lease obligations [member]
Disclosure of financial liabilities [line items]
Financial liabilities	87	82
Financial liabilities at amortised cost, class [member] | Financial liabilities at amortised cost, category [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,169	4,873
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,031	1,134
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration and other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	924	1,018
Financial liabilities at fair value, class [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 107	$ 116